Related Party Transactions (Details 6) (USD $)	0 Months Ended	9 Months Ended
	Feb. 20, 2014	Sep. 30, 2014
Transaction Agreement | DISH Investors
Related Party Transactions
Percentage of economic interest in the Hughes Retail Group	80.00%
Transaction Agreement | EchoStar and HSSC
Related Party Transactions
Obligations and cash interest payments transferred	59,000,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000,000
Capital transaction	356,000,000
Capital transaction recorded in additional paid-in capital	51,000,000
Transaction Agreement | EchoStar
Related Party Transactions
Obligations and cash interest payments transferred		44,540,000
Historical cost of tracking stock		316,204,000
Capital transaction recorded in additional paid-in capital		51,466,000
Transaction Agreement | EchoStar | DISH Investors
Related Party Transactions
Historical cost of tracking stock	229,000,000
Transaction Agreement | HSSC | DISH Investors
Related Party Transactions
Historical cost of tracking stock	87,000,000
Investor Rights Agreement | EchoStar and HSSC | DISH Investors
Related Party Transactions
Tracking stock prohibited transfer period	1 year